EQUITY ACCOUNTED INVESTMENTS - Schedule of Investment Properties (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments
Discount rate (percent)	9.50%	7.90%
Terminal capitalization rate (percent)	7.00%
Investments accounted for using equity method | Core Office | United States | Discounted cash flow
Investments
Discount rate (percent)	6.40%	6.80%
Terminal capitalization rate (percent)	4.70%	4.90%
Investment horizon (yrs.)	11 years	11 years
Investments accounted for using equity method | Core Office | Australia | Discounted cash flow
Investments
Discount rate (percent)	6.30%	6.50%
Terminal capitalization rate (percent)	5.30%	5.20%
Investment horizon (yrs.)	10 years	10 years
Investments accounted for using equity method | Core Office | Europe | Discounted cash flow
Investments
Discount rate (percent)	5.60%	4.60%
Terminal capitalization rate (percent)	4.70%	5.00%
Investment horizon (yrs.)	10 years	10 years
Investments accounted for using equity method | Core Retail | United States | Discounted cash flow
Investments
Discount rate (percent)	6.30%	6.30%
Terminal capitalization rate (percent)	4.90%	4.90%
Investment horizon (yrs.)	10 years	10 years
Investments accounted for using equity method | LP Investments - Office | Discounted cash flow
Investments
Discount rate (percent)	6.00%	6.00%
Terminal capitalization rate (percent)	5.30%	5.30%
Investment horizon (yrs.)	10 years	10 years
Investments accounted for using equity method | LP Investments Retail | Discounted cash flow
Investments
Discount rate (percent)	7.40%	7.40%
Terminal capitalization rate (percent)	6.10%	6.20%
Investment horizon (yrs.)	10 years	10 years
Investments accounted for using equity method | Multifamily | Direct capitalization
Investments
Discount rate (percent)	4.30%	5.30%